Leases - Renegotiations (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) leases	Jul. 31, 2024 BRL (R$)	Jul. 31, 2024 USD ($)	Oct. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Leases	R$ 15,146,411				R$ 14,582,833
Current	3,687,392				4,025,948
Non-current	R$ 11,459,019				10,556,885
Number of lease contracts regotiated | leases	119
Interest rate after renegotiation	7.50%
Cost incurred for Lease renegotiation	R$ 84,421
Leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Leases	12,455,827				14,582,833	R$ 14,890,575
Current	3,349,056				4,025,948	3,497,665
Non-current	9,106,771				10,556,885	R$ 11,392,910
Leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Leases	12,455,827				14,582,833
Lease notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Leases	1,030,845				0
Current	121,948				0
Non-current	908,897				0
Leases notes payable	1,385,115			R$ 286,104
Lease equity
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Leases	1,659,739				0
Current	216,388				0
Non-current	R$ 1,443,351				R$ 0
Leases Equity		R$ 2,178,740	$ 450,032